Revenue and Construction Contracts - Summary of Changes in the Balance of Contract Liabilities with Customers (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contract liabilities [abstract]
Opening balance of contract liabilities with customers	$ 770	$ 645	$ 660
Increase during the period for new transactions	1,070	1,156	1,040
Decrease during the period for exercise or expiration of incentives	(890)	(1,148)	(1,038)
Currency translation effects	(175)	117	(17)
Closing balance of contract liabilities with customers	$ 775	$ 770	$ 645